Related Party Transactions - Narrative (Details)		12 Months Ended
	Dec. 29, 2016	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) DWT shares	Oct. 12, 2018 USD ($)	Sep. 29, 2016 USD ($)	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares
Related Party Transaction [Line Items]
Common Stock, Shares, Issued | shares		71,217,258	74,902,364
Common stock, Value, Issued		$ 796,000	$ 762,000
Number of Public Offerings				2
Termination notice master agreement		3 months
Termination fee equal to a term for management fees		3 months
Equity Method Investment, Aggregate Cost		$ 100,000,000
Investment Owned, Balance, Shares | shares		54,100,000
Equity Method Investment, Ownership Percentage		10.50%			10.90%
Kamsarmax pool
Related Party Transaction [Line Items]
Concentration Risk, Customer		.36	0.42	0.40
Ultramax pool
Related Party Transaction [Line Items]
Concentration Risk, Customer		.64	.58	0.6
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Vessel acquisition fee payable to SSH, per vessel acquired		$ 250,000
Days in VWAP calculation for payment of services		30
Trading days used to measure commons shares issuable			30 days
Stock Issued During Period, Shares, Issued for Services | shares			12,946	51,679
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT				30,000
Number of months notice to be given terminate administrative agreement			12 months
Months of notice given by the company to terminate the administrative agreement				24 months
Common Stock, Shares, Issued | shares							5,250,000	5,000,000
Common stock, Value, Issued							$ 16,000,000	$ 15,000,000
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Trading days used to measure commons shares issuable			20 days
Commercial management fee payable to SCM (per vessel per day)			$ 300	$ 300
Commission payable to SCM of gross revenues per charter			1.75%
Number of months to exit the pool for vessels that do have provisions			12 months
Commercial management commissions on gross revenue vessels outside of pool		1.75%
Scorpio commercial management (SCM) | Contract amendments [Member]
Related Party Transaction [Line Items]
Commercial management fee payable to SCM (per vessel per day)				$ 300
Termination fee per vessel						$ 500,000
Prior Termination fee equal to a term for management fees		2 years
Percent of estimated revenue generated by related party				1.00%
Prior Termination fee equal to revenue period		2 years
Master agreement cancellation notice in months		3
Termination fee (Reduced) equal to a term for management fees		3 months
Construction Supervisory Services payable per vessel				$ 219,000
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service		$ 200,000	$ 200,000
Number of months notice that must be given by either party for termination of Management Agreements	3 months
Termination fee equal to a term for management fees	3 months
Scorpio Ship Management SSM | Contract Termination
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel				$ 500,000
Threshold period for annual frees				2 years
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Termination notice master agreement		24 months
Termination notice payment in months,master agreement		24 months
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Aggregate Cost		$ 100,000,000
Investment Owned, Balance, Shares | shares		54,100,000
Equity Method Investment, Ownership Percentage					10.90%
Equity Raise					$ 337,000,000
Minimum | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel			200,000
Minimum | Scorpio Ship Management SSM | Contract Termination
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service				$ 200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel			$ 500,000
Maximum [Member] | Scorpio Ship Management SSM | Contract Termination
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service				$ 400,000